Condensed Consolidated and Combined Statements of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 70	$ 82	$ 326	$ 587	$ 469
Less income from discontinued operations				(139)	(10)
Income from continuing operations			326	448	459
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Depreciation and amortization	30	34	133	139	157
Stock-based compensation	5	2	18	15	16
Restructuring charges, net	1	4	23	35	5
Payments for restructuring	(8)	(9)	(19)	(21)	(12)
Postretirement benefit plans expense	12	2	46	7	12
Postretirement benefit plans payments	(197)	(5)	(87)	(6)	(40)
Change in assets and liabilities
Change in receivables	(225)	(49)	(106)	(100)	111
Change in inventories	1	(62)	(99)	131	(67)
Change in other assets	(11)	(19)	(27)	6	(7)
Change in accounts payable	15	22	122	(37)	4
Change in advance payments and billings in excess of costs	10	44	(49)	36	123
Change in deferred taxes	69	50	64	(1)	3
Change in other liabilities	(66)	(69)	(13)	(12)	(17)
Other, net	(4)	(2)	2	1
Net cash (used in) provided by operating activities	(298)	25	334	641	747
Investing activities
Capital expenditures	(24)	(13)	(95)	(108)	(122)
Proceeds from the sale of assets	1	2	14	251	4
Acquisitions, net of cash acquired		(1)		(29)	(1)
Other, net	2		(4)		(1)
Net cash (used in) provided by investing activities	(21)	(12)	(85)	114	(120)
Financing activities
Short-term borrowing under credit facility, net	145		240
Repayments under credit facility			(240)
Proceeds from the issuance of debt, net			649
Payments of debt issuance costs			(6)
Proceeds from commercial paper, net	265
Dividend paid	(19)		(19)
Proceeds from the exercise of stock options	13
Transfers to parent, net		(20)	(775)	(747)	(638)
Other, net	2		4	(28)	(15)
Net cash used in financing activities	406	(20)	(147)	(775)	(653)
Exchange rate effects on cash and cash equivalents	5		(4)
Net cash from discontinued operations				4	12
Net change in cash and cash equivalents	92	(7)	98	(16)	(14)
Cash and cash equivalents - beginning of year	116	18	18	34	48
Cash and cash equivalents - end of period	208	11	116	18	34
Cash paid during the year for:
Income taxes (net of refunds received)			$ 86	$ 206	$ 274